Form N-1A Supplement	May 14, 2025
Schwab Ariel ESG ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
SCHWAB STRATEGIC TRUST
(the Trust)
Schwab® Ariel ESG ETF
(the fund)
Supplement dated May 14, 2025, to the fund’s currently effective Summary Prospectus,
Statutory Prospectus and Statement of Additional Information (SAI)

This supplement provides new and additional information beyond that contained in the Summary Prospectus, Statutory
Prospectus and SAI and should be read in conjunction with these documents.
At a meeting held on May 7, 2025, the Board of Trustees of the Trust approved changing the fund’s name. In addition, the fund’s investment strategy will be modified in alignment with the subadviser’s (Ariel Investments, LLC) investment process, which will include removing the four investment exclusions. These changes, which are summarized below, are scheduled to be effective on or about July 28, 2025. Please note that these changes are subject to modifications pending review by the U.S. Securities and Exchange Commission.
1.
Summary Prospectus, Statutory Prospectus and SAI: The fund’s name will change from Schwab Ariel ESG ETF to Schwab Ariel Opportunities ETF.